Note 41 - Fair Values of Financial Instruments - Transfers Between Hierarchy Levels from Level 1 to Level 2 (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Argentine Bond In Pesos 2038 Member
DisclosureOfTransfersBetweenHierarchyLevelsFromLevel1ToLevel2LineItems
Transfers from Level 1 to Level 2	$ 1,615,000	$ 0